SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Gross Total	$ 2,093,630	$ 1,877,260	$ 3,315,976
Less: accumulated depreciation	(689,257)	(480,820)	(382,141)
Foreign exchange adjustment	73,997	178,544	(17,829)
Total Property, plant and equipment	1,478,370	1,574,984	2,916,006
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Gross Total			1,258,360
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Gross Total	2,056,949	1,843,774	1,875,761
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	6,239	6,161	6,168
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	15,837	14,233	13,908
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Gross Total	4,730	4,240	140,989
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Total	4,932	4,421	16,359
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross Total	$ 4,943	$ 4,431	$ 4,431